SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 29, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 28,	February 28,	February 29,
	2014	2015	2016

Cost of revenues	$47,894	$47,808	$42,679
Selling and marketing	1,161,593	2,072,742	2,479,864
General and administrative	7,135,803	16,320,526	23,324,954

Total	$8,345,290	$18,441,076	$25,847,497

Schedule of Nonvested Share Activity [Table Text Block]
The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2013	7,711,512	5.24

Granted	1,591,800	7.67
Forfeited	276,836	5.48
Vested	1,784,364	5.08

Outstanding as of February 28, 2014	7,242,112	5.80

Granted	8,208,254	12.95
Forfeited	381,300	8.74
Vested	2,482,416	7.25

Outstanding as of February 28, 2015	12,586,650	10.09

Granted	4,877,946	18.67
Forfeited	1,355,964	9.08
Vested	1,869,530	10.78

Outstanding as of February 29, 2016	14,239,102	13.04

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

For the year
ended February
29, 2016
Risk-free interest rate(1)	1.64%-1.97%
Expected life (years)(2)	6.25-8.75
Expected dividend yield(3)	0%
Volatility(4)	34.0%-34.7%
Fair value of options at grant date per share	$7.66 to $10.65

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based on historical volatility of the Company's share price applying the guidance provided by ASC 718.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Share options activity for the year ended February 29, 2016 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2015	-	-	-	-
Granted	1,212,480	15.90
Exercised	40,136	16.10
Forfeited	49,798	16.10

Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,216,526

Vested and expected to vest as of February 29, 2016	938,194	15.78	9.71	9,473,174
Exercisable as of February 29, 2016	27,968	16.10	9.24	273,527